Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	23
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	6/20/29	$537,800,000		5.16%			5.16%
Class A-1b	6/22/26	6/20/29	$175,000,000	29	SOFR30A + 0.85%	5/13/25	4.33228%	5.18%
Class B	6/22/26	6/20/29	$54,500,000		5.40%			5.40%
Class C	6/22/26	6/20/29	$32,700,000		5.65%			5.65%

Total			$800,000,000

Series Alloc % x Group One Available Funds								$55,442,122.21
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$55,442,122.21

Beginning of Period Reserve Account Balance								$8,719,346.05
Required Reserve Amount								$8,719,346.05
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$8,719,346.05

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$59.75	$59.75	$0.00	$0.00		$55,442,062.46
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$55,442,062.46
Asset Representations Reviewer Fee			$31.16	$31.16	$0.00	$0.00		$55,442,031.30
Supplemental ARR Fee			$131.31	$131.31	$0.00	$0.00		$55,441,899.99
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$55,440,649.99
Servicing Fee			$613,673.11	$613,673.11	$0.00	$0.00		$54,826,976.88
Class A-1a Note Interest			$2,312,540.00	$2,312,540.00	$0.00	$0.00		$52,514,436.88
Class A-1b Note Interest			$730,557.53	$730,557.53	$0.00	$0.00		$51,783,879.35
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,783,879.35
Class B Note Interest			$245,250.00	$245,250.00	$0.00	$0.00		$51,538,629.35
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,538,629.35
Class C Note Interest			$153,962.50	$153,962.50	$0.00	$0.00		$51,384,666.85
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$51,384,666.85
Class R Interest			$51,384,666.85	$51,384,666.85	$0.00	$0.00		$0.00

Total			$55,442,122.21	$55,442,122.21	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b			$0.00	$0.00	$730,557.53	$0.00	$0.00	$730,557.53
Class B			$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C			$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total			$0.00	$0.00	$3,442,310.03	$0.00	$0.00	$3,442,310.03

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	$1.00	$537,800,000.00	$1.00
Class A-1b	$1,000.00	$4.17	$0.00	$4.17	$175,000,000.00	$1.00	$175,000,000.00	$1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$54,500,000.00	$1.00	$54,500,000.00	$1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	$1.00	$32,700,000.00	$1.00

Total	$1,000.00	$4.30	$0.00	$4.30	$800,000,000.00	$1.00	$800,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$400,000,000.00			$400,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.